Putnam
U.S. Government
Income Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-02

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

Given the dramatic events that aggravated an already troubled economic environment, we are pleased to report that Putnam U.S. Government Income Trust finished the first half of fiscal 2002 with a slight gain at net asset value. On the following pages, your management team's report will provide a full discussion of what has been driving your fund's performance as well as a view of the outlook for the remainder of the fiscal year.

The improving economic fundamentals may present some challenges for your fund's managers as investors begin to leave the bond market and return to stocks. Nevertheless, we remain confident that the managers, backed by Putnam's considerable credit research capability, will continue to find promising investments for your fund.

As you read this report, you may notice that we are now listing the team that manages your fund. The individuals who comprise the management team are shown at the end of management's discussion of performance. We do this to reflect more accurately how your fund is managed as well as Putnam's firm belief in the value of team management.

We know that Putnam Investments values its relationship with you and its other shareholders and appreciates your loyalty during these times of restructuring of staff and products in the pursuit of superior investment performance in the future.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
May 8, 2002


REPORT FROM FUND MANAGEMENT

This fund is managed by the
Putnam Core Fixed-Income Team

Timely adjustments to your fund's interest-rate sensitivity and added focus on mortgage-backed securities helped Putnam U.S. Government Income Trust post competitive returns during the six months ended March 31, 2002. Within a rapidly changing market backdrop, our ability to recognize evolving trends enabled us to take advantage of opportunities to bolster the fund's return relative to its benchmark index and its competitors. While the fund underperformed its benchmark, the Lehman GNMA Index, results for class A and class M at net asset value were ahead of the average for its Lipper category over the period. For more information on performance, please turn to page 6.

Total return for 6 months ended 3/31/02

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
   0.77%  -3.99%    0.33%  -4.56%    0.32%  -0.66%    0.56%  -2.72%
-----------------------------------------------------------------------

Past performance does not indicate future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* MARKET SENTIMENT SHIFTED DRAMATICALLY

The period was marked by a significant shift in the market's mood. In the aftermath of September 11, Treasury bond yields fell to very low levels while Treasury prices rose sharply. This reflected investors' thirst for the highest-quality bonds available amid fears of a severe economic downturn. At the same time, the equity market traded off significantly and the yield differential between Treasuries and other types of bonds widened dramatically. The Federal Reserve Board -- which had been working hard to rekindle economic growth by cutting short-term interest rates -- moved aggressively to stabilize the markets and the economy by lowering rates four additional times through the end of 2001.


[GRAPHIC OMITTED: verticle bar chart AVERAGE EFFECTIVE MATURITY AND DURATION]

AVERAGE EFFECTIVE MATURITY AND DURATION*

                                     3/31/01      9/30/01      3/31/01

Average effective maturity            7.0           2.2          5.6
Duration                              3.9           1.6          4.0

Footnote reads:
*This chart depicts the fund's average maturity and duration at 6-month intervals over the 12 months ended 3/31/02. Average effective maturity and duration stated in years are derived from calculations that incorporate assumptions about prepayment rates and cash flow of mortgage-backed securities. Measures of effective maturity duration and the assumptions on which they are based will vary over time.


However, the market's disposition soon changed. During the fourth quarter, it became increasingly clear that the economy was recovering from the shock of the September 11 events, as consumer spending remained firm. From that point through the end of the period, interest rates rose as market participants anticipated an economic rebound strong enough to encourage the Fed to reverse course and begin boosting short-term rates to keep inflation at bay. As it was, the Fed kept rates unchanged during the first quarter of 2002, and shifted from a bias toward cutting rates to a neutral stance about the future course of rates.

* TIMELY MOVES AIDED PERFORMANCE

As we mentioned, tactical decisions regarding sector allocations and interest-rate sensitivity helped your fund's performance. By the end of September and early October 2001, we felt the market had overreacted to September 11 by becoming too pessimistic. Interest rates reflected fears of a protracted economic slowdown. In response, we took on a defensive stance, shortening the fund's duration -- a measure of its sensitivity to changes in interest rates -- in order to insulate it from the negative influence of the rising interest rates we anticipated. We also maintained a large holding of mortgage-backed securities, which typically perform better than Treasuries in a rising rate environment. Those moves proved to be timely, as a steady stream of emerging data indicated that the economy was indeed recovering.


[GRAPHIC OMITTED: pie chart CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

Mortgage-backed
securities -- 71.2%

U.S. Treasury
securities -- 15.3%

Short-term
investments -- 13.5%

Footnote reads:
*Based on total market value of assets. The allocation to mortgage-backed securities is primarily concentrated in bonds issued by the Government National Mortgage Association. Allocations will vary over time.


Fund Profile

Putnam U.S. Government Income Trust seeks a high a level of current income, consistent with preservation of capital. The fund emphasizes securities that are backed by the full faith and credit of the U.S. government. The fund is designed primarily for investors seeking income, but it can also lower volatility in a well diversified portfolio.


By the end of February, we felt that market sentiment had swung too far the other way, that market participants had become too optimistic about growth, and that interest rates had risen too far too fast. As a result, we reversed course and lengthened the fund's duration. Prevailing valuations for mortgages also remained attractive.

We favored mortgage pass-throughs issued by the Government National Mortgage Association (Ginnie Maes) with coupons of 6.0% and 6.5%. We were attracted to this lower coupon range because the securities were selling at attractive valuations and were less susceptible to prepayment risk. All mortgage-backed securities carry this risk -- the chance that the mortgage holders could pay off their loans early, leaving the security holder to reinvest the assets at lower prevailing rates. The fund's allocation to mortgage-backed securities fluctuated between 80% and 92% during the period, and ended the period at 71.2%. When interest rates were on the rise and we decided to shorten the portfolio duration, we reduced mortgage-backed security holdings in favor of shorter-term investments such as short-term cash equivalents and 10-year Treasury bonds. Our allocation to each depended on the prevailing yield for the 10-year bond, which traded between 4.75% and 5.375% during the period. We invested in cash equivalents at those times when the yield traded near the lower part of that range, and in the 10-year Treasuries when the yield reached the higher levels.

* TEAM BELIEVES 2002 RETURNS MAY BE DRIVEN BY INCOME

It is clear that the Fed has completed its latest round of interest-rate cuts. Signs that the economy is reawakening, combined with the historically low level of short-term rates, indicate that the Fed's next move will be a rate hike. To ascertain just when and how that might happen, we have studied the three similar previous transitional phases that have occurred under Fed Chairman Alan Greenspan's watch. In light of our analysis, we expect that the Fed will remain on the sidelines until August at the earliest, and that any rate increases thereafter will come gradually. This type of environment is typically a benign one for interest rates, which we expect will remain within a defined range. Against this backdrop, we believe that the dominant source of returns for bond investors will be income, not price appreciation. Stable rates also provide a good environment for mortgages. As a result, we anticipate a favorable period for the mortgage-backed securities in which your fund primarily invests.


The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/02, there is no guarantee the fund will continue to hold these securities in the future. Government securities guarantee principal and interest; mutual funds that invest in these securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk.

This fund is managed by the Putnam Core Fixed-Income Team. The members of this team are Kevin Cronin, Rob Bloemker, Andrea Burke, Joanne
Driscoll, D. William Kohli, Krishna Memani, James Prusko, and David
Waldman.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy.

TOTAL RETURN FOR PERIODS ENDED 3/31/02

                    Class A         Class B         Class C        Class M
(inception dates)   (2/8/84)       (4/27/92)       (7/26/99)       (2/6/95)
                   NAV    POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months          0.77%  -3.99%   0.33%  -4.56%   0.32%  -0.66%   0.56%  -2.72%
------------------------------------------------------------------------------
1 year            5.57    0.57    4.75   -0.24    4.65    3.65    5.20    1.79
------------------------------------------------------------------------------
5 years          38.65   32.06   33.42   31.42   33.48   33.48   36.63   32.22
Annual average    6.75    5.72    5.94    5.62    5.95    5.95    6.44    5.75
------------------------------------------------------------------------------
10 years         84.82   76.04   71.27   71.27   71.38   71.38   80.03   74.20
Annual average    6.33    5.82    5.53    5.53    5.54    5.54    6.06    5.71
------------------------------------------------------------------------------
Annual average
(life of fund)    8.02    7.73    7.11    7.11    7.21    7.21    7.65    7.45
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/02

                                 Lehman            Lehman
                             Mortgage-Backed        GNMA            Consumer
                            Securities Index       Index           price index
-------------------------------------------------------------------------------
6 months                         1.06%              1.25%             0.22%
-------------------------------------------------------------------------------
1 year                           6.39               6.51              1.30
-------------------------------------------------------------------------------
5 years                         44.75              44.89             11.62
Annual average                   7.68               7.70              2.22
-------------------------------------------------------------------------------
10 years                       102.27             103.65             28.21
Annual average                   7.30               7.37              2.52
-------------------------------------------------------------------------------
Annual average
(life of fund)                   6.53               9.73              3.14
-------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares.

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 4.75% and 3.25%, respectively. Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Performance for class B, C, and M shares before their inception are derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

LIPPER INFORMATION:

The average cumulative return for the 68 funds in the Lipper GNMA category over the 6 months ended 3/31/02 was 0.49%. Over the 1-, 5-, and 10-year periods ended 3/31/02, annualized returns for the category were 5.36%, 6.78%, and 6.65%, respectively.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 3/31/02

                       Class A       Class B       Class C       Class M
------------------------------------------------------------------------------
Distributions
(number)                  6             6             6             6
------------------------------------------------------------------------------
Income                 $0.360        $0.313        $0.312        $0.342
------------------------------------------------------------------------------
Capital gains            --            --            --            --
------------------------------------------------------------------------------
  Total                $0.360        $0.313        $0.312        $0.342
------------------------------------------------------------------------------
Share value:         NAV     POP      NAV           NAV        NAV     POP
------------------------------------------------------------------------------
9/30/01             $13.10  $13.75   $13.04        $13.08     $13.08  $13.52
------------------------------------------------------------------------------
3/31/02              12.84   13.48    12.77         12.81      12.81   13.24
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current
dividend
rate 1                5.61%   5.34%    4.98%         4.96%      5.34%   5.17%
------------------------------------------------------------------------------
Current
30-day SEC
yield 2               4.95    4.71     4.19          4.19       4.70    4.60
------------------------------------------------------------------------------

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

2 Based only on investment income, calculated using SEC guidelines.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).


COMPARATIVE BENCHMARKS

Lehman GNMA Index*+ is an unmanaged list of mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA).

Lehman Mortgage-Backed Securities Index* is an unmanaged index of mortgage-backed securities.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper.

* Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

+ This index will replace the Lehman Mortgage-Backed Securities Index as a benchmark for this fund. After a recent review of fund benchmarks, Putnam management has determined that the securities tracked by this index more accurately reflect the types of securities generally held by the fund.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
March 31, 2002 (Unaudited)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (97.8%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
U.S. Government Agency Mortgage Obligations (80.4%)
-------------------------------------------------------------------------------------------------------------------
                    Government National Mortgage Association Graduated
                    Payment Mortgages
$            13,149 13 3/4s, November 20, 2014                                                       $       15,405
             37,900 13 1/4s, December 20, 2014                                                               44,212
             70,160 12 3/4s, with due dates from June 20, 2014 to
                    June 20, 2015                                                                            81,670
             94,858 12 1/4s, with due dates from December 20, 2013 to
                    January 20, 2014                                                                        109,234
                    Government National Mortgage Association
                    Pass-Through Certificates
            121,501 15s, with due dates from July 15, 2011 to
                    March 15, 2013                                                                          145,382
             79,356 14s, with due dates from July 15, 2014 to
                    November 20, 2014                                                                        94,862
            534,917 13 1/2s, with due dates from March 15, 2011 to
                    June 20, 2015                                                                           641,007
                511 13 1/4s, October 15, 2014                                                                   600
            340,176 13s, with due dates from October 20, 2013 to
                    September 20, 2015                                                                      405,320
            129,751 12 3/4s, with due dates from October 15, 2013 to
                    May 15, 2014                                                                            152,008
            208,034 12 1/2s, with due dates from June 15, 2010 to
                    November 20, 2015                                                                       241,368
            226,943 12 1/4s, with due dates from September 15, 2013 to
                    March 15, 2015                                                                          263,040
            139,139 12s, with due dates from April 20, 2014 to
                    March 20, 2016                                                                          163,099
            888,358 11 1/2s, with due dates from May 15, 2010 to
                    September 15, 2018                                                                    1,025,710
            426,195 11 1/4s, with due dates from July 15, 2013 to
                    January 15, 2016                                                                        484,928
            800,682 11s, with due dates from November 20, 2013 to
                    June 20, 2019                                                                           918,943
             58,226 10 7/8s, February 15, 2010                                                               64,780
             43,879 10 3/4s, with due dates from January 15, 2016 to
                    February 15, 2016                                                                        49,679
            195,335 10 1/4s, with due dates from April 15, 2016 to
                    December 15, 2020                                                                       217,247
            562,766 10s, with due dates from October 15, 2009 to
                    January 20, 2021                                                                        626,876
            289,465 9 1/2s, June 20, 2018                                                                   310,353
            220,990 9 1/4s, with due dates from April 15, 2016 to
                    November 15, 2019                                                                       238,119
          3,456,270 9s, with due dates from January 15, 2005 to
                    October 20, 2016                                                                      3,716,310
         24,424,238 8 1/2s, with due dates from April 15, 2003 to
                    December 15, 2024                                                                    26,272,168
                    Government National Mortgage Association
                    Pass-Through Certificates
       $375,894,095 8s, with due dates from September 15, 2005 to
                    October 15, 2031                                                                    397,189,180
        367,950,826 7 1/2s, with due dates from March 15, 2017 to
                    December 15, 2030                                                                   385,023,868
        545,875,696 7s, with due dates from October 15, 2007 to
                    December 15, 2031                                                                   559,124,835
        957,330,411 6 1/2s, with due dates from May 15, 2024 to
                    February 15, 2032                                                                   956,780,936
            253,067 6s, February 15, 2029                                                                   247,193
                                                                                                      -------------
                                                                                                      2,334,648,332

U.S. Treasury Obligations (17.4%)
-------------------------------------------------------------------------------------------------------------------
                    U.S. Treasury Notes
         67,905,000 5s, August 15, 2011                                                                  65,634,257
        406,070,000 4 7/8s, February 15, 2012                                                           389,571,376
         51,200,000 3 1/2s, November 15, 2006                                                            48,423,936
                                                                                                     --------------
                                                                                                        503,629,569
                                                                                                     --------------
                    Total U.S. Government and Agency Obligations
                    (cost $2,809,604,956)                                                            $2,838,277,901

SHORT-TERM INVESTMENTS (15.2%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$       130,000,000 Interest in $500,000,000 joint tri-party repurchase agreement dated March 28, 2002 with Credit Suisse
                    First Boston due April 1, 2002 with respect to various
                    U.S. Government obligations -- maturity value of
                    $130,027,878 for an effective yield of 1.93%                                     $  130,000,000
        130,000,000 Interest in $750,000,000 joint repurchase agreement dated March 28, 2002 with Morgan Stanley Dean
                    Witter & Co. due April 1, 2002 with respect to various
                    U.S. Government obligations -- maturity value of
                    $130,027,300 for an effective yield of 1.89%                                        130,000,000
        130,000,000 Interest in $715,000,000 joint tri-party repurchase agreement dated March 28, 2002 with Goldman
                    Sachs & Co. due April 1, 2002 with respect to
                    various U.S. Government obligations -- maturity
                    value of $130,027,733 for an effective yield of 1.92%                               130,000,000
         52,204,000 Interest in $750,000,000 joint tri-party repurchase agreement dated March 28, 2002 with S.B.C.
                    Warburg, Inc. due April 1, 2002 with respect to
                    various U.S. Government obligations -- maturity
                    value of $52,215,079 for an effective yield of 1.91%                                 52,204,000
                                                                                                     --------------
                    Total Short-Term Investments (cost $442,204,000)                                 $  442,204,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $3,251,808,956) (b)                                      $3,280,481,901
-------------------------------------------------------------------------------------------------------------------

 (a) Percentages indicated are based on net assets of $2,902,306,053.

 (b) The aggregate identified cost on a tax basis is $3,251,808,956, resulting in gross unrealized appreciation and depreciation of $42,778,701 and $14,105,756, respectively, or net unrealized appreciation of $28,672,945.

     The accompanying notes are an integral part of these financial statements.





STATEMENT OF ASSETS AND LIABILITIES
March 31, 2002 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $3,251,808,956)
(Note 1)                                                                     $3,280,481,901
-------------------------------------------------------------------------------------------
Cash                                                                             28,820,513
-------------------------------------------------------------------------------------------
Interest and other receivables                                                   17,164,136
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            2,733,278
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   31,685,470
-------------------------------------------------------------------------------------------
Total assets                                                                  3,360,885,298

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                443,273,265
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        9,248,738
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      3,171,182
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          758,028
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                      159,388
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                         10,247
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            1,885,812
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               72,585
-------------------------------------------------------------------------------------------
Total liabilities                                                               458,579,245
-------------------------------------------------------------------------------------------
Net assets                                                                   $2,902,306,053

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $3,240,425,628
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                        (6,655,495)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                          (360,137,025)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                       28,672,945
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding    $2,902,306,053

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,205,250,918 divided by 171,802,370 shares)                                       $12.84
-------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $12.84)*                              $13.48
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($492,793,857 divided by 38,599,985 shares)**                                        $12.77
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($35,026,383 divided by 2,733,824 shares)**                                          $12.81
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($123,769,846 divided by 9,658,599 shares)                                           $12.81
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $12.81)*                              $13.24
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($45,465,049 divided by 3,545,286 shares)                                            $12.82
-------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended March 31, 2002 (Unaudited)
Interest income                                                                 $86,796,694
-------------------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  6,447,936
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    2,130,284
-------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                   12,867
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     21,117
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             2,805,287
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             2,510,354
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               157,516
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               335,859
-------------------------------------------------------------------------------------------
Other                                                                               318,139
-------------------------------------------------------------------------------------------
Total expenses                                                                   14,739,359
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (135,049)
-------------------------------------------------------------------------------------------
Net expenses                                                                     14,604,310
-------------------------------------------------------------------------------------------
Net investment income                                                            72,192,384
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                 13,370,299
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                    (66,932,837)
-------------------------------------------------------------------------------------------
Net loss on investments                                                         (53,562,538)
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $18,629,846
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                         March 31     September 30
                                                                            2002*             2001
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                              $   72,192,384   $  157,426,984
--------------------------------------------------------------------------------------------------
Net realized gain on investments                                       13,370,299       20,471,442
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments             (66,932,837)      99,655,599
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   18,629,846      277,554,025
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                            (62,402,288)    (122,719,152)
--------------------------------------------------------------------------------------------------
   Class B                                                            (12,200,729)     (25,515,050)
--------------------------------------------------------------------------------------------------
   Class C                                                               (755,425)        (825,232)
--------------------------------------------------------------------------------------------------
   Class M                                                             (3,559,496)      (6,731,160)
--------------------------------------------------------------------------------------------------
   Class Y                                                             (1,315,237)      (2,251,112)
--------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)           (7,776,380)     214,143,395
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               (69,379,709)     333,655,714

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                 2,971,685,762    2,638,030,048
--------------------------------------------------------------------------------------------------
End of period (including distributions in excess of net investment income and undistributed net investment income of $6,655,495 and
$1,385,296, respectively)                                          $2,902,306,053   $2,971,685,762
--------------------------------------------------------------------------------------------------

*Unaudited

 The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                        ended
Per-share                             March 31
operating performance                (Unaudited)                      Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $13.10       $12.55       $12.57       $13.28       $13.01       $12.63
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .33(c)       .75(c)       .79(c)       .76(c)       .81(c)       .85
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.23)         .56         (.02)        (.66)         .29          .34
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .10         1.31          .77          .10         1.10         1.19
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.36)        (.76)        (.79)        (.76)        (.80)        (.81)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --           --           --         (.03)          --
------------------------------------------------------------------------------------------------------------------
From return of capital                    --           --           --(e)      (.05)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.36)        (.76)        (.79)        (.81)        (.83)        (.81)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $12.84       $13.10       $12.55       $12.57       $13.28       $13.01
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  0.77*       10.74         6.43          .76         8.75         9.75
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $2,205,251   $2,256,218   $1,929,653   $1,986,980   $2,130,980   $2,147,326
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .43*         .86          .87          .85          .87          .89
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.50*        5.87         6.40         5.94         6.15         6.58
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 71.60(d)*   156.53(d)    133.29       123.04       294.74       125.80
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(e) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                             March 31
operating performance               (Unaudited)                      Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $13.04       $12.49       $12.51       $13.22       $12.97       $12.59
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .28(c)       .65(c)       .70(c)       .67(c)       .70(c)       .75
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.24)         .56         (.02)        (.67)         .28          .35
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .04         1.21          .68           --          .98         1.10
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.31)        (.66)        (.70)        (.67)        (.71)        (.72)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --           --           --         (.02)          --
------------------------------------------------------------------------------------------------------------------
From return of capital                    --           --           --(e)      (.04)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.31)        (.66)        (.70)        (.71)        (.73)        (.72)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $12.77       $13.04       $12.49       $12.51       $13.22       $12.97
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  0.33*        9.98         5.65          .01         7.82         8.95
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $492,794     $500,366     $574,087   $1,082,048   $1,334,041   $1,291,901
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .80*        1.61         1.62         1.60         1.62         1.64
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.13*        5.15         5.64         5.18         5.42         5.83
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 71.60(d)*   156.53(d)    133.29       123.04       294.74       125.80
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(e) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
----------------------------------------------------------------------------------------
                                    Six months
                                       ended                              For the period
Per-share                             March 31          Year ended        July 26, 1999+
operating performance               (Unaudited)        September 30       to Sept. 30
----------------------------------------------------------------------------------------
                                        2002         2001         2000         1999
----------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $13.08       $12.53       $12.55       $12.54
----------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------
Net investment income (c)                .28          .64          .70          .12
----------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.24)         .58         (.02)         .02
----------------------------------------------------------------------------------------
Total from
investment operations                    .04         1.22          .68          .14
----------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------
From net
investment income                       (.31)        (.67)        (.70)        (.12)
----------------------------------------------------------------------------------------
From return of capital                    --           --           --(e)      (.01)
----------------------------------------------------------------------------------------
Total distributions                     (.31)        (.67)        (.70)        (.13)
----------------------------------------------------------------------------------------
Net asset value,
end of period                         $12.81       $13.08       $12.53       $12.55
----------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  0.32*        9.99         5.67         1.12*
----------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $35,026      $27,512       $7,329       $2,577
----------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .80*        1.61         1.62          .29*
----------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.12*        5.07         5.67          .99*
----------------------------------------------------------------------------------------
Portfolio turnover (%)                 71.60(d)*   156.53(d)    133.29       123.04
----------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(e) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                             March 31
operating performance               (Unaudited)                      Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $13.08       $12.52       $12.55       $13.25       $13.00       $12.63
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .31(c)       .71(c)       .76(c)       .72(c)       .80(c)       .80
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.24)         .57         (.03)        (.66)         .25          .35
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .07         1.28          .73          .06         1.05         1.15
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.34)        (.72)        (.76)        (.72)        (.77)        (.78)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --           --           --         (.03)          --
------------------------------------------------------------------------------------------------------------------
From return of capital                    --           --           --(e)      (.04)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.34)        (.72)        (.76)        (.76)        (.80)        (.78)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $12.81       $13.08       $12.52       $12.55       $13.25       $13.00
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  0.56*       10.56         6.09          .56         8.38         9.39
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $123,770     $144,285      $95,090     $133,362     $163,076       $7,850
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .55*        1.11         1.12         1.10         1.12         1.14
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.38*        5.60         6.15         5.68         5.91         6.32
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 71.60(d)*   156.53(d)    133.29       123.04       294.74       125.80
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(e) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                            March 31
operating performance               (Unaudited)                       Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $13.09       $12.54       $12.56       $13.27       $13.01       $12.63
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (c)                .34          .78          .82          .79          .83          .89
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.23)         .56         (.02)        (.66)         .29          .34
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .11         1.34          .80          .13         1.12         1.23
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.38)        (.79)        (.82)        (.79)        (.83)        (.85)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --           --           --         (.03)          --
------------------------------------------------------------------------------------------------------------------
From return of capital                    --           --           --(e)      (.05)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.38)        (.79)        (.82)        (.84)        (.86)        (.85)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $12.82       $13.09       $12.54        12.56       $13.27       $13.01
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  0.84*       11.05         6.71         1.04         8.98        10.05
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $45,465      $43,306      $31,871      $28,087       $7,428       $6,061
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .30*         .61          .62          .60          .62          .64
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.63*        6.11         6.66         6.19         6.42         6.83
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 71.60(d)*   156.53(d)    133.29       123.04       294.74       125.80
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(e) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS
March 31, 2002 (Unaudited)

Note 1
Significant accounting policies

U.S. Government Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund's investment objective is to seek as high a level of current income as is consistent with preservation of capital by investing mainly in securities which have intermediate to long-term maturities and are backed by the full faith and credit of the United States. The fund also invests in repurchase agreements and forward commitments relating to those investments.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments are stated on the basis of valuations provided by an independent pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are stated at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. All premiums/discounts are amortized /accreted on a yield-to-maturity basis.

E) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than .01% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 2001, the fund had a capital loss carryover of approximately $373,507,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
  $257,955,000    September 30, 2003
    51,884,000    September 30, 2004
     8,893,000    September 30, 2005
    23,731,000    September 30, 2008
    31,044,000    September 30, 2009

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.57% of the first $500 million of average net assets, 0.475% of the next $500 million, 0.4275% of the next $500 million and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended March 31, 2002, the fund's expenses were reduced by $135,049 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $2,829 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.50% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended March 31, 2002, Putnam Retail Management, acting as underwriter received net commissions of $139,679 and $11,826 from the sale of class A and class M shares, respectively, and received $528,219 and $6,713 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.40% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended March 31, 2002, Putnam Retail Management, acting as underwriter received $9,163 and no monies on class A and class M redemptions, respectively.

Note 3
Purchases and sales of securities

During the six months ended March 31, 2002, cost of purchases and proceeds from sales of U.S. government and agency obligations other than short-term investments aggregated $11,802,238,553 and $11,417,998,761, respectively.

Note 4
Capital shares

At March 31, 2002, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended March 31, 2002
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 33,438,961       $ 433,823,228
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                             3,541,300          45,840,378
---------------------------------------------------------------------------
                                            36,980,261         479,663,606

Shares repurchased                         (37,353,392)       (484,179,232)
---------------------------------------------------------------------------
Net decrease                                  (373,131)      $  (4,515,626)
---------------------------------------------------------------------------

                                             Year ended September 30, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 73,479,071      $  939,955,493
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                             6,901,008          87,983,113
---------------------------------------------------------------------------
                                            80,380,079       1,027,938,606

Shares repurchased                         (62,015,997)       (792,503,434)
---------------------------------------------------------------------------
Net increase                                18,364,082      $  235,435,172
---------------------------------------------------------------------------

                                           Six months ended March 31, 2002
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  7,292,249       $  94,374,683
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                               712,345           9,176,444
---------------------------------------------------------------------------
                                             8,004,594         103,551,127

Shares repurchased                          (7,785,011)       (100,394,644)
---------------------------------------------------------------------------
Net increase                                   219,583       $   3,156,483
---------------------------------------------------------------------------

                                             Year ended September 30, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 19,473,267      $  249,084,785
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                             1,475,485          18,711,271
---------------------------------------------------------------------------
                                            20,948,752         267,796,056

Shares repurchased                         (28,542,987)       (362,453,581)
---------------------------------------------------------------------------
Net decrease                                (7,594,235)     $  (94,657,525)
---------------------------------------------------------------------------

                                           Six months ended March 31, 2002
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,865,082        $ 24,178,863
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                46,256             597,806
---------------------------------------------------------------------------
                                             1,911,338          24,776,669

Shares repurchased                          (1,280,638)        (16,571,807)
---------------------------------------------------------------------------
Net increase                                   630,700        $  8,204,862
---------------------------------------------------------------------------

                                             Year ended September 30, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,515,458        $ 32,253,563
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                52,478             669,900
---------------------------------------------------------------------------
                                             2,567,936          32,923,463

Shares repurchased                          (1,049,728)        (13,446,675)
---------------------------------------------------------------------------
Net increase                                 1,518,208        $ 19,476,788
---------------------------------------------------------------------------

                                           Six months ended March 31, 2002
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    737,751        $  9,581,334
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                44,199             571,769
---------------------------------------------------------------------------
                                               781,950          10,153,103

Shares repurchased                          (2,152,950)        (27,870,711)
---------------------------------------------------------------------------
Net decrease                                (1,371,000)       $(17,717,608)
---------------------------------------------------------------------------

                                             Year ended September 30, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  8,678,989        $111,013,101
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                82,181           1,047,007
---------------------------------------------------------------------------
                                             8,761,170         112,060,108

Shares repurchased                          (5,324,572)        (67,994,873)
---------------------------------------------------------------------------
Net increase                                 3,436,598        $ 44,065,235
---------------------------------------------------------------------------

                                           Six months ended March 31, 2002
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    932,747        $ 12,103,284
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                               101,597           1,313,906
---------------------------------------------------------------------------
                                             1,034,344          13,417,190

Shares repurchased                            (796,259)        (10,321,681)
---------------------------------------------------------------------------
Net increase                                   238,085        $  3,095,509
---------------------------------------------------------------------------

                                             Year ended September 30, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,003,807        $ 25,668,683
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                               176,656           2,251,112
---------------------------------------------------------------------------
                                             2,180,463          27,919,795

Shares repurchased                          (1,415,318)        (18,096,070)
---------------------------------------------------------------------------
Net increase                                   765,145        $  9,823,725
---------------------------------------------------------------------------

Note 5
New accounting pronouncement

As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies. This Guide requires that the fund amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities. Prior to January 1, 2001, the fund did not amortize premium and accrete discounts for certain fixed income securities and characterized as realized gains and losses paydowns on mortgage backed securities. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle is not material to the financial statements.


FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Kevin A. Cronin
Vice President

Richard G. Leibovitch
Vice President

Richard A. Monaghan
Vice President

Michael T. Healy
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam U.S. Government Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call a representative at 1-800-225-1581.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA038-79273  032/885/689/527  5/02

PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam U.S. Government Income Trust
Supplement to Semiannual Report dated 3/31/02

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in t he semiannual report.

SEMIANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 3/31/02

                                                    NAV
6 months                                           0.84%
1 year                                              5.70
5 years                                            40.34
Annual average                                      7.01
10 years                                           88.47
Annual average                                      6.54
Life of fund (since class A inception, 2/8/84)
Annual average                                      8.14

Share value:                                        NAV
9/30/01                                           $13.09
3/31/02                                           $12.82
----------------------------------------------------------------------------
Distributions:      No.      Income      Capital gains      Total
                     6       $0.378            --          $0.378
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.